SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
12.	SHAREHOLDERS’ EQUITY

Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Outstanding Shares	Common Stock
Balance as of January 1, 2020	360,000,000	147,230,634	1,472
$40 million ATM	-	4,215,478	42
Balance as of December 31, 2020	360,000,000	151,446,112	1,514
$60 million 2020 ATM	-	22,025,979	220
$60 million 2021 ATM	-	10,222,105	102
Balance as of December 31, 2021	360,000,000	183,694,196	1,836
$60 million 2021 ATM	-	10,764,990	108
$60 million 2022 ATM	-	14,337,258	143
Balance as of December 31, 2022	360,000,000	208,796,444	2,087

On March 29, 2019, the Company entered into an equity distribution agreement with B. Riley FBR, Inc., acting as a sales agent, under which we may, from time to time, offer and sell shares of our common stock through an At-the-Market Offering (the “$40 million ATM”) program having an aggregate offering price of up to $40,000,000. As of December 31, 2020, the Company has raised gross and net proceeds (after deducting sales commissions and other fees and expenses) of $40.0 million and $38.6 million, respectively, by issuing and selling 9,476,446 common shares. Through the $40 million ATM, the Company has issued 5,260,968 shares and raised net proceeds of $17.9 million in 2019, and has issued 4,215,478 shares and raised net proceeds of $20.7 million in 2020.

On October 16, 2020, the Company entered into a new equity distribution agreement with B. Riley FBR, Inc., acting as a sales agent, under which we may, from time to time, offer and sell shares of our common stock through an At-the-Market Offering (the “$60 million 2020 ATM”) program having an aggregate offering price of up to $60,000,000. As of December 31, 2020, the Company had not raised any proceeds under the $60 million 2020 ATM. In 2021, the Company has raised $60.0 million and $58.5 million in gross and net proceeds, respectively by issuing 22,025,979 common shares and this ATM was fully utilized. The 2020 $60 million ATM program was terminated on October 14, 2021.

On September 29, 2021, the Company entered into a new equity distribution agreement with B. Riley Securities, Inc, acting as sales agent, under which the Company may, from time to time, offer and sell common stock through an At-the-Market Offering (the “$60 million 2021 ATM”) program having an aggregate offering price of up to $60,000,000. As of December 31, 2021, the Company had raised gross and net proceeds (after deducting sales commissions and other fees and expenses) of $22.3 million and $21.7 million, respectively, by issuing and selling 10,222,105 common shares. In the period from January 1 through to February 14, 2022, the Company raised gross and net proceeds of $16.9 million and $16.5 million, respectively, by issuing and selling 10,764,990 common shares. The $60 million 2021 ATM was terminated on February 14, 2022, after having utilized $39.2 million of the program.

On February 14, 2022, the Company entered into a new equity distribution agreement with B. Riley Securities, Inc, acting as sales agent, under which the Company may, from time to time, offer and sell common stock through an At-the-Market Offering (the “$60 million 2022 ATM”) program having an aggregate offering price of up to $60,000,000. In 2022, the Company has raised gross and net proceeds of $33.6 million and $32.7 million, respectively, by selling and issuing 14,337,258 commons shares with a remaining available balance of $26.4 million under this ATM. Based on the share price of the Company of $3.58 as of April 21, 2023, it would have resulted in 7,386,354 new shares being issued, if fully utilizing the remaining balance available of the $60 million 2022 ATM.

Additional Paid-in Capital

Included in Additional Paid-in Capital is the Company’s Share Premium Fund as defined by Bermuda law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company, including public notice to its creditors and a subsequent period for creditor notice of concern, regarding the Company’s intention, following shareholder approval, to transfer such funds to the Company’s Contributed Surplus Account and thereby make such funds available for distribution.

The Share Premium Fund was $167.1 million and $118. million as of December 31, 2022 and 2021, respectively. Credits and charges to Additional Paid in Capital were a result of the accounting for the Company’s share based compensation programs and issuance of shares.

Contributed Surplus Account

The Company’s Contributed Surplus Account as defined by Bermuda law, consists of amounts previously recorded as share premium, transferred to Contributed Surplus Account when resolutions are adopted by the Company’s shareholders to make Share Premium Fund distributable or available for other purposes. As indicated by the laws governing the Company, the Contributed Surplus Account can be used for dividend distribution and to cover accumulated losses from its operations.

For the year ended December 31, 2022, the Company paid a dividend of $22.7 million that was charged to the Contributed Surplus Account. For the year ended December 31, 2021, the Company paid a dividend of $9.7 million that was charged to the Contributed Surplus Account. The Company’s Contributed Surplus account was $507.1 million and $529.8 million as of December 31, 2022 and 2021, respectively.

Shareholders’ Rights Plan

On June 16, 2017, the Board of Directors adopted a new shareholders’ rights agreement and declared a dividend of one preferred share purchase right to purchase one one-thousandth of a Series A Participating Preferred Share of the Company for each outstanding common share, par value $0.01 per share. The dividend was payable on June 26, 2017 to shareholders of record on that date. Each right entitles the registered holder to purchase from us one one-thousandth of a Series A Participating Preferred Share of the Company at an exercise price of $30.00, subject to adjustment. The Company can redeem the rights at any time prior to a public announcement that a person or group has acquired ownership of 15% or more of the Company’s common shares. As at December 31, 2022, no shares were issued pursuant to the plan.

This shareholders’ rights plan was designed to enable us to protect shareholder interests in the event that an unsolicited attempt is made for a business combination with, or a takeover of, the Company. Our shareholders’ rights plan is not intended to deter offers that the Board determines are in the best interests of our shareholders.